Fees Summary	May 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 31,445,312.50
Previously Paid Amount	0.00
Total Fee Amount	4,342.60
Total Offset Amount	0.00
Net Fee	$ 4,342.60
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A